Cover Page	12 Months Ended
Dec. 31, 2021
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	QUANERGY SYSTEMS, INC.
Entity Central Index Key	0001794621
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true